STANDISH, AYER & WOOD INVESTMENT TRUST
                  STANDISH SMALL CAPITALIZATION EQUITY FUND II

                          Financial Statements for the
                         Six Months Ended March 31, 1999
                                   (Unaudited)

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                  STANDISH SMALL CAPITALIZATION EQUITY FUND II

                              Financial Statements
                                Table of Contents

                                                                          Page

            Statements of Assets and Liabilities...........................2

            Statements of Operations.......................................3

            Statements of Changes in Net Assets............................4

            Financial Highlights...........................................5

            Notes to Financial Statements..................................6

            Schedule of Investments........................................8

            Statement of Assets and Liabilities (Portfolio)...............12

            Statement of Operations (Portfolio)...........................13

            Statement of Changes in Net Assets (Portfolio)................14

            Supplemental Data (Portfolio).................................15

            Notes to Financial Statements.................................16

                     Standish, Ayer & Wood Investment Trust
                  Standish Small Capitalization Equity Fund II

                       Statement of Assets and Liabilities
                           March 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

Assets
   Investment in Standish Small Capitalization Equity Portfolio II
      ("Portfolio"), at value (Note 1A)                                                                 $ 25,974,412
   Receivable from investment adviser (Note 3)                                                                 2,505
                                                                                                        -------------
       Total assets                                                                                       25,976,917

Liabilities
   Payable for Fund shares redeemed                                                  $   736,888
   Accrued accounting, custody and transfer agent fees                                     4,009
   Accrued trustees' fees and expenses                                                       995
   Accrued expenses and other liabilities                                                  3,053
                                                                                     ------------

       Total liabilities                                                                                     744,945
                                                                                                        -------------
Net Assets                                                                                              $ 25,231,972
                                                                                                        =============
Net Assets consist of:
   Paid-in capital                                                                                      $ 19,080,857
   Accumulated net realized gain                                                                           2,339,557
   Accumulated net investment loss                                                                           (56,605)
   Net unrealized appreciation                                                                             3,868,163
                                                                                                        -------------
Total Net Assets                                                                                        $ 25,231,972
                                                                                                        =============

Shares of beneficial interest outstanding                                                                    759,560
                                                                                                        =============

Net Asset Value, offering and redemption price per share
   (Net Assets/Shares outstanding)                                                                      $      33.22
                                                                                                        =============

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Investment Trust
                  Standish Small Capitalization Equity Fund II

                             Statement of Operations
               For the Six Months Ended March 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

Investment Income (Note 1B)
   Dividend income allocated from Portfolio                                                           $    22,750
   Interest income allocated from Portfolio                                                                15,403
   Expenses allocated from Portfolio                                                                      (94,758)
                                                                                                      ------------
       Net investment income from Portfolio                                                               (56,605)

Expenses
   Accounting, custody and transfer agent fees                                 $   15,554
   Registration fees                                                                7,708
   Legal and audit services                                                         6,118
   Trustees' fees and expenses (Note 3)                                             2,027
   Miscellaneous                                                                    3,236
                                                                               -----------
       Total expenses                                                              34,643

Deduct:
   Reimbursement of Fund operating expenses                                       (34,643)
                                                                               -----------

       Net expenses                                                                                            --

                                                                                                      ------------
          Net investment loss                                                                             (56,605)
                                                                                                      ------------

Realized and Unrealized Gain
   Net realized gain allocated from Portfolio on:
       Investment security transactions                                         2,724,215
                                                                               -----------
          Net realized gain                                                                             2,724,215

   Change in unrealized appreciation (depreciation) allocated from
      Portfolio on:
       Investment securities                                                    4,990,794
                                                                               -----------
          Change in net unrealized appreciation (depreciation)                                          4,990,794
                                                                                                      ------------

       Net realized and unrealized gain                                                                 7,715,009
                                                                                                      ------------

Net Increase in Net Assets from Operations                                                            $ 7,658,404
                                                                                                      ============

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Investment Trust
                  Standish Small Capitalization Equity Fund II

                       Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                   Six Months Ended
                                                                    March 31, 1999                  Year Ended
                                                                      (Unaudited)               September 30, 1998
                                                                 -----------------------      ----------------------
Increase (decrease) in Net Assets
From Investment Operations
   Net investment loss                                               $   (56,605)                 $   (25,722)
   Net realized gain                                                   2,724,215                       36,806
   Change in net unrealized appreciation
      (depreciation)                                                   4,990,794                   (2,290,170)
                                                                     -------------                ------------
      Net increase (decrease) in Net Assets from
      Investment Operations                                            7,658,404                   (2,279,086)
                                                                     -------------                ------------

Distributions to Shareholders (Note 2)
   From net investment income                                                 --                      (12,372)
   From net realized gain                                                     --                     (165,969)
   In excess of net realized gain                                             --                     (384,658)
                                                                     -------------                ------------
      Total distributions to shareholders                                     --                     (562,999)
                                                                     -------------                ------------


Fund Share (principal) Transactions (Note 5)
   Net proceeds from sale of shares                                    7,869,434                    9,955,084
   Value of shares issued to shareholders in
      payment of distributions declared                                       --                      555,593
   Cost of shares redeemed                                            (2,239,849)                  (2,038,167)
                                                                     -------------                ------------
      Increase in Net Assets from Fund share
        transactions                                                   5,629,585                    8,472,510
                                                                     -------------                ------------

Total Increase in Net Assets                                          13,287,989                    5,630,425

Net Assets
   At beginning of period                                             11,943,983                    6,313,558
                                                                     -------------                ------------

   At end of period (including accumulated net
      investment loss of $56,605 and $0,
      respectively)                                                  $25,231,972                  $11,943,983
                                                                     =============                ============

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Investment Trust
                  Standish Small Capitalization Equity Fund II

                              Financial Highlights
--------------------------------------------------------------------------------

                                                                                                  For the period
                                             Six Months                          Nine Months    December 23, 1996
                                             Ended March       Year Ended           Ended        (commencement of
                                              31, 1999       September 30,        September       operations) to
                                             (Unaudited)        1998 (1)          30, 1997      December 31, 1996
                                           ---------------  ---------------    --------------  -------------------
Net Asset Value, Beginning of
Period                                        $ 22.22            $ 29.12           $20.39            $20.00
                                              --------           --------          -------           -------
Investment Operations:
   Net investment loss *                        (0.07)             (0.07)            0.03                --
   Net realized and unrealized
      gain (loss) on investments                11.07              (5.01)            8.71              0.39
                                              --------           --------          -------           -------
Total from investment operations                11.00              (5.08)            8.74              8.74
                                              --------           --------          -------           -------
Less distributions declared to shareholders
   From net investment income                      --              (0.04)           (0.01)               --
   From net realized gain on
      investments                                  --              (0.54)              --                --
   In excess of net realized gain
      on investments                               --              (1.24)              --                --
                                              --------           --------          -------           -------
Total distributions                                --              (1.82)           (0.01)               --
                                              --------           --------          -------           -------
Net Asset Value, End of Period                $ 33.22            $ 22.22           $29.12            $20.39
                                              ========           ========          =======           =======

Total Return                                    49.37%            (17.84)%          42.94%               --(2)

Ratios/Supplemental Data
   Expenses (to average daily net
      assets)* (3)                               1.00%+             0.58%            0.00%+              --(2)
   Net investment loss (to average
      daily net assets)*                        (0.60)%+           (0.25)%           0.49%+              --(2)
   Net assets, end of period
      (000's omitted)                         $25,232            $11,944           $6,314            $  484

-------------------

* For the periods indicated, the investment adviser voluntarily agreed not to impose all or a portion of its advisory fee on the Portfolio and reimbursed the Portfolio for a portion of its operating expenses and reimbursed the Fund for all of its operating expenses. If these voluntary actions had not been taken, the net investment income per share and the ratios would have been:

   Net investment loss per share              $ (0.12)           $ (0.42)          $(0.25)           $ 0.00(2)
   Ratios (to average daily net assets):
      Expenses (3)                               1.36%+             1.94%            3.56%+              --(2)
      Net investment income (loss)              (0.96)%+           (1.61)%          (3.07)%+             --(2)

(1)   Calculated based on average shares outstanding.
(2)   Amounts are not meaningful due to the short period of operations.
(3) Includes the Fund's share of the Standish Small Capitalization Equity II Portfolio's allocated expenses for the periods since commencement of operations.
+     Computed on an annualized basis.

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Investment Trust
                  Standish Small Capitalization Equity Fund II

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

(1)      Significant Accounting Policies:

         Standish, Ayer & Wood Investment Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. Standish Small Capitalization Equity Fund II (the "Fund") is a separate diversified investment series of the Trust.

         The Fund invests all of its investable assets in an interest in Standish Small Capitalization Equity Portfolio II (the "Portfolio"), a subtrust of Standish, Ayer & Wood Master Portfolio (the "Portfolio Trust"), which is organized as a New York trust, and has the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (approximately 100% at March 31, 1999). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

         The following is a summary of significant accounting policies followed by the Fund in the preparation of the financial statements. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

         A.  Investment security valuations

         The Fund records its investment in the Portfolio at value. The method by which the Portfolio values its securities is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

         B.  Securities transactions and income

         Securities transactions are recorded as of the trade date. Currently, the Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with generally accepted accounting principles.

         C.  Federal taxes

         As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the Fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year.

         D.  Other

         All net investment income and realized and unrealized gains and losses of the Portfolio are allocated pro rata among all of the investors in the Portfolio.

(2)      Distributions to Shareholders:

         The Fund's dividends from short-term and long-term capital gains, if any, after reduction of capital losses will be declared and distributed at least annually, as will dividends from net investment income. In determining the amounts of its dividends, the Fund will take into account its share of the income, gains or losses, expenses, and any other tax items of the Portfolio. Dividends from net investment income and capital gains distributions, if any, are reinvested in additional shares of the Fund unless the shareholder elects to receive them in cash. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for futures transactions. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications between paid-in capital, undistributed net investment income, and accumulated net realized gains (losses).

(3)      Investment Advisory Fee:

         The Fund does not directly pay any investment advisory fees, but indirectly bears its pro rata share of the compensation paid by the Portfolio to Standish, Ayer, & Wood, Inc. ("SA&W") for such services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. SA&W has voluntarily agreed to limit the aggregate annual operating expenses and its pro-rata share of expenses allocated from the Portfolio (excluding commissions, taxes and extraordinary expenses) to 1.00% of the Fund's average daily net assets for the period October 1, 1998 to March 31, 1999. This agreement is voluntary and temporary and may be discontinued or revised by SA&W at any time. Pursuant to this agreement, for the six months ended March 31, 1999, SA&W voluntarily reimbursed the Fund for its operating expenses in the amount of $34,643. The Trust pays no compensation directly to its trustees who are affiliated with the SA&W or to its officers, all of whom receive remuneration for their services to the Trust from SA&W. Certain of the trustees and officers of the Trust are directors or officers of SA&W.

(4)      Investment Transactions:

         Increases and decreases in the Fund's investment in the Portfolio for the six months ended March 31, 1999 aggregated $7,740,666 and $1,347,459, respectively.

(5)      Shares of Beneficial Interest:

         The Declaration of Trust permits the Trust to issue an unlimited number of full and fractional shares of beneficial interest having a par value of one cent per share. Transactions in Fund shares were as follows:

                                                                    Six Months Ended              Year Ended
                                                                     March 31, 1999           September 30, 1998
                                                                 ------------------------    ----------------------
           Shares sold..........................................               296,209                     373,288
           Shares issued to shareholders in payment of
              distributions declared............................                    --                      23,472
           Shares redeemed......................................               (74,251)                    (75,976)
                                                                 ------------------------    ----------------------
           Net increase.........................................               221,958                     320,784
                                                                 ========================    ======================

         At March 31, 1999, the Fund had two shareholders of record owning approximately 13% and 11% of the Fund's outstanding voting shares.

                     Standish, Ayer & Wood Master Portfolio
                Standish Small Capitalization Equity Portfolio II

              Schedule of Investments - March 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

                                                                    Value
Security                                            Shares        (Note 1A)
--------------------------------------------------------------------------------

EQUITIES -- 97.3%

Capital Goods -- 6.3%
Eagle USA Airfreight, Inc.*                         15,500      $     503,750
Heico Corp.                                          8,100            194,400
Kellstrom Industries, Inc.*                         11,200            177,800
Kroll-Ogara Co.*                                    13,800            374,325
Superior Services, Inc.*                            19,100            378,419
                                                                --------------
                                                                    1,628,694
                                                                --------------

Consumer Stable -- 1.0%
United Natural Foods, Inc.*                         11,000            257,125
                                                                --------------

Early Cyclical -- 3.3%
Atlantic Coast Airlines, Inc.*                      12,900            362,813
Midwest Express Holdings*                            7,800            229,125
Safeguard Scientifics, Inc.*                         4,000            271,250
                                                                --------------
                                                                      863,188
                                                                --------------

Energy -- 4.1%
Cal Dive International, Inc.*                       11,400            237,975
Cooper Cameron Corp.*                                6,400            216,800
Dril-Quip*                                          16,200            357,413
Newpark Resources, Inc.*                            34,200            247,950
                                                                --------------
                                                                    1,060,138
                                                                --------------

Financial -- 2.9%
First Sierra Financial, Inc.*                       40,800            367,200
Telebanc Financial Corp.*                            4,700            374,825
                                                                --------------
                                                                      742,025
                                                                --------------

Growth Cyclical -- 7.1%
Cinar Corp.*                                        18,900            434,700
Coach USA, Inc.*                                    14,400            396,000
Papa Johns Intl, Inc.*                               5,200            229,450
ResortQuest International, Inc.*                    11,000            176,000
Stein Mart, Inc.*                                   19,500            195,000
Wet Seal, Inc., Class A*                            11,300            416,688
                                                                --------------
                                                                    1,847,838
                                                                --------------

Health Care -- 10.5%
Alkermes, Inc.*                                     13,800            376,050
Chirex, Inc.*                                       11,700            286,650
Coulter Pharmaceutical, Inc.*                        9,800            213,150
Cytyc Corp.*                                        15,100            209,513

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Master Portfolio
                Standish Small Capitalization Equity Portfolio II

              Schedule of Investments - March 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

                                                                    Value
Security                                            Shares        (Note 1A)
--------------------------------------------------------------------------------
Health Care (continued)
Healtheon Corp.*                                     4,000      $     170,125
Henry Schein, Inc.*                                  3,700             93,425
Impath, Inc.*                                        6,700            164,150
Inhale Therapeutic Systems*                          5,700            154,613
Pharmacyclics, Inc.*                                16,400            270,600
Sepracor, Inc.*                                      2,600            291,850
Transkaryotic Therapies, Inc.*                       7,800            247,650
Vical, Inc.*                                        24,000            246,000
                                                                --------------
                                                                    2,723,776
                                                                --------------

Other -- 3.0%
Nasdaq-100 Shares*                                   7,400            776,999
                                                                --------------

Services -- 24.4%
Abacus Direct Corp.*                                 7,800            639,599
Bright Horizons, Inc.*                              10,000            218,750
Central Parking Corp.                                6,200            213,900
CN Maximus, Inc.*                                    6,500            189,313
Concentric Network Corp.*                            6,200            463,450
Devry, Inc.*                                        17,500            507,499
Diamond Tech Partners, Inc.*                        11,400            262,913
Doubleclick, Inc.*                                   2,100            382,331
Entercom Communications Corp.*                       5,300            187,488
Exodus Communications, Inc.*                         3,100            416,950
F.Y.I., Inc.*                                       10,300            329,600
Gray Communications Systems, Class B                 5,750             76,906
Inspire Insurance Solutions*                        14,850            282,150
Metro Networks, Inc.*                               10,800            593,999
NCO Group, Inc.*                                     3,100            114,700
On Assignment, Inc.*                                 6,000            153,750
Scandinavian Broadcast Systems*                     21,900            703,537
Superior Consultant Holdings*                        4,400            150,150
Wilmar Industries, Inc.*                            17,600            260,700
Ziff Davis, Inc.*                                    9,000            193,500
                                                                --------------
                                                                    6,341,185
                                                                --------------

Technology -- 34.7%
ATMI, Inc.*                                         25,700            513,999
Bea Systems, Inc.*                                  16,300            254,688
Best Software, Inc.*                                22,300            301,050
C-Net, Inc.*                                         4,700            432,988
CMG Information Services, Inc.*                        600            109,838

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Master Portfolio
                Standish Small Capitalization Equity Portfolio II

              Schedule of Investments - March 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

                                                                    Value
Security                                            Shares        (Note 1A)
--------------------------------------------------------------------------------
Technology (continued)
Dallas Semiconductor Corp.                           5,400      $     208,575
Datastream Systems, Inc.*                            9,600             82,800
Digital River, Inc.*                                 5,600            224,000
Earthweb Inc.*                                       3,100            169,919
Entrust Technologies, Inc.*                          8,400            283,500
Infoseek Corp.*                                      5,100            377,400
Infospace.com, Inc.*                                 5,700            504,806
Intervu, Inc.*                                       6,700            297,313
Level One Communications, Inc.*                      7,900            384,138
National Computer System, Inc.                       9,400            230,300
National Instruments Corp.*                          4,000            114,000
New Era Of Networks, Inc.                            5,500            372,625
Onemain.com Inc.*                                   10,800            391,500
Photronics, Inc.*                                   25,200            469,350
PRI Automation, Inc.*                               19,400            407,400
Qlogic Corp.*                                        6,600            443,025
Rowecom Inc.*                                       13,000            567,124
Sanmina Corp.*                                       2,000            127,500
SDL, Inc.*                                           2,200            199,650
Security First Technologies*                         3,700            271,950
TheGlobe.com, Inc.*                                  3,600            187,650
Transaction Systems Archit, Class A*                 4,900            176,400
TSI International Software Ltd.*                     5,400            263,588
Verisign, Inc.*                                      2,600            400,400
VerticalNet, Inc.*                                   2,400            249,300
                                                                --------------
                                                                    9,016,776
                                                                --------------

TOTAL EQUITIES (COST $21,389,556)                                  25,257,744
                                                                --------------

                                                                    Value
Security                                                          (Note 1A)
--------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 0.6%

Repurchase Agreements -- 0.6%
Prudential-Bache Repurchase Agreement, dated 3/31/99, due
4/1/99, with a maturity value of $164,141 and an effective
yield of 4.15%, collateralized by a U.S. Government Agency
Obligation with a rate of 5.75%, a maturity date of 4/15/03
and a market value of $172,374.                                       164,122
                                                                --------------

Total Repurchase Agreements (Cost $164,122)                           164,122
                                                                --------------


TOTAL SHORT-TERM INVESTMENTS (COST $164,122)                          164,122
                                                                --------------

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Master Portfolio
                Standish Small Capitalization Equity Portfolio II

              Schedule of Investments - March 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

                                                                     Value
                                                                   (Note 1A)
--------------------------------------------------------------------------------

TOTAL INVESTMENTS -- 97.9% (COST $21,553,678)                   $  25,421,866

Other Assets, Less Liabilities -- 2.1%                                552,697
                                                                ==============

NET ASSETS -- 100%                                              $  25,974,563
                                                                ==============

Notes to the Schedule of Investments:

*  Non-income producing security.

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Master Portfolio
                Standish Small Capitalization Equity Portfolio II

                       Statement of Assets and Liabilities
                           March 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

Assets
   Investments, at value (Note 1A) (identified cost, $21,553,678)                          $ 25,421,866
   Cash                                                                                         151,995
   Receivable for investments sold                                                            1,596,862
   Interest and dividends receivable                                                              2,832
   Deferred organization costs (Note 1E)                                                         12,967
   Prepaid expenses                                                                                 532
                                                                                           -------------
       Total assets                                                                          27,187,054

Liabilities
   Payable for investments purchased                                    $ 1,193,329
   Accrued accounting and custody fees                                        6,514
   Payable to investment adviser (Note 2)                                     2,588
   Accrued trustees' fees and expenses (Note 2)                               1,217
   Accrued expenses and other liabilities                                     8,843
                                                                        ------------

       Total liabilities                                                                      1,212,491
                                                                                           -------------

Net Assets (applicable to investors' beneficial interests)                                 $ 25,974,563
                                                                                           =============

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Master Portfolio
                Standish Small Capitalization Equity Portfolio II

                             Statement of Operations
               For the Six Months Ended March 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

Investment Income (Note 1C)
   Dividend income                                                                        $    22,750
   Interest income                                                                             15,403
                                                                                          -------------
       Total income                                                                            38,153

Expenses
   Investment advisory fee (Note 2)                                   $   56,793
   Accounting and custody fees                                            25,253
   Trustees' fees and expenses (Note 2)                                    2,107
   Legal and audit services                                                8,176
   Amortization of organization cost (Note 1E)                             2,368
   Miscellaneous                                                              61
                                                                      -----------

       Total expenses                                                                          94,758
                                                                                          -------------

          Net investment loss                                                                 (56,605)
                                                                                          -------------

Realized and Unrealized Gain
   Net realized gain
       Investment security transactions                                2,724,233
                                                                      -----------
          Net realized gain                                                                 2,724,233

   Change in unrealized appreciation (depreciation)
       Investment securities                                           4,990,820
                                                                      -----------
          Change in net unrealized appreciation (depreciation)                              4,990,820
                                                                                          -------------

       Net realized and unrealized gain                                                     7,715,053
                                                                                          -------------

Net Increase in Net Assets from Operations                                                $ 7,658,448
                                                                                          =============

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Master Portfolio
                Standish Small Capitalization Equity Portfolio II

                       Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                          Six Months Ended
                                                           March 31, 1999                Year Ended
                                                            (Unaudited)              September 30, 1998
                                                       -----------------------      ---------------------
Increase (decrease) in Net Assets
From Investment Operations
   Net investment income (loss)                              $   (56,605)                $   (25,722)
   Net realized gain                                           2,724,233                      36,810
   Change in net unrealized appreciation
      (depreciation)                                           4,990,820                  (2,290,197)
                                                             ------------                -------------
      Net increase (decrease) in Net Assets
      from Investment Operations                               7,658,448                  (2,279,109)
                                                             ------------                -------------

Capital Transactions
   Contributions                                               7,740,666                   9,663,712
   Withdrawals                                                (1,347,459)                 (1,758,185)
                                                             ------------                -------------
      Increase in Net Assets resulting from
      capital transactions                                     6,393,207                   7,905,527
                                                             ------------                -------------

Total Increase in Net Assets                                  14,051,655                   5,626,418

Net Assets
   At beginning of period                                     11,922,908                   6,296,490
                                                             ------------                -------------

   At end of period                                          $25,974,563                 $11,922,908
                                                             ============                =============

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Master Portfolio
                Standish Small Capitalization Equity Portfolio II

                            Ratios/Supplemental Data
--------------------------------------------------------------------------------

                                                                                                           For the period
                                                                                         Nine Months      December 23, 1996
                                               Six Months Ended       Year Ended           Ended          (commencement of
                                                March 31, 1999       September 30,      September 30,      operations) to
                                                 (Unaudited)             1998               1997          December 31, 1996
                                              ------------------   -----------------   ---------------   -------------------

Ratios:
    Expenses (to average net assets) *                 1.00%+                0.58%            0.00%+              --(1)
    Net investment loss (to average net
       assets)*                                       (0.60)%+              (0.25)%           0.50%+              --(1)

Portfolio turnover                                      115%                  147%             122%               --
Net assets, end of period (000's omitted)          $ 25,975              $ 11,923         $  6,296             $ 484

-----------------------------

* For the periods indicated, the investment adviser did not impose a portion of its investment advisory fee and/or reimbursed the Portfolio for a portion of its operating expenses. If these voluntary actions had not been taken, the ratios would have been:

Ratios (to average daily net assets):

       Expenses                                               --                  1.39%                4.33%+              --(1)
       Net investment income (loss)                           --                 (1.06)%              (3.84)%+             --(1)

+ Computed on an annualized basis.

(1) Amounts are not meaningful due to the short period of operations.

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Investment Trust
                Standish Small Capitalization Equity Portfolio II

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

(1)      Significant Accounting Policies:

         Standish, Ayer & Wood Master Portfolio (the "Portfolio Trust") was organized as a master trust fund under the laws of the State of New York on January 18, 1996 and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. Standish Small Capitalization Equity Portfolio II (the "Portfolio") is a separate diversified investment series of the Portfolio Trust. As of March 31, 1999, the Standish Small Capitalization Equity Fund II's proportionate interest in the net assets of the Portfolio was approximately 100%.

         The following is a summary of significant accounting policies followed by the Portfolio in the preparation of the financial statements. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

         A.  Investment security valuations

         Securities for which quotations are readily available are valued at the last sale price, or if no sale, at the closing bid price in the principal market in which such securities are normally traded. Securities (including restricted securities) for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees.

         Short-term instruments with less than sixty-one days remaining to maturity when acquired by the Portfolio are valued on an amortized cost basis. If the Portfolio acquires a short-term instrument with more than sixty days remaining to its maturity, it is valued at current market value until the sixtieth day prior to maturity and will then be valued at amortized cost based upon the value on such date unless the trustees determine during such sixty-day period that amortized cost does not represent fair value.

         B.  Repurchase agreements

         It is the policy of the Portfolio to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreement investments. Additionally, procedures have been established by the Portfolio to monitor on a daily basis, the market value of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral.

         C.  Securities transactions and income

         Securities transactions are recorded as of the trade date. Interest income is determined on the basis of interest accrued. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities sold are recorded on the identified cost basis.

         D.  Income taxes

         The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the source of income and diversification requirements applicable to regulated investment companies (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss deduction or credit.

                     Standish, Ayer & Wood Investment Trust
                Standish Small Capitalization Equity Portfolio II

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

         E.  Deferred organizational expenses

         Costs incurred by the Portfolio in connection with its organization and initial registration are being amortized, on a straight-line basis through December, 2001.

 (2)     Investment Advisory Fee:

         The investment advisory fee paid to Standish, Ayer & Wood, Inc. ("SA&W") for overall investment advisory and administrative services is paid monthly at the annual rate of 0.60% of the Portfolio's average daily net assets. The Portfolio Trust pays no compensation directly to its trustees who are affiliated with SA&W or to its officers, all of whom receive remuneration for their services to the Portfolio Trust from SA&W. Certain of the trustees and officers of the Portfolio Trust are directors or officers of SA&W.

(3)      Purchases and Sales of Investments:

         Cost of purchases and proceeds from sales of investments, other than short-term obligations were as follows:

                                                               Six Months Ended
                                                                March 31, 1999
                                                        ------------------------------

                                                          Purchases         Sales
                                                        --------------  --------------
           U.S. Government Securities                   $           --  $           --
                                                        ==============  ==============
           Investments (non-U.S. Government Securities) $  28,276,671   $   21,979,593
                                                        ==============  ==============

(4)      Federal Income Tax Basis of Investment Securities:

         The cost and unrealized appreciation (depreciation) in value of the investment securities owned at March 31, 1999, as computed on a federal income tax basis, were as follows:

           Aggregate Cost.................................   $  21,553,678
                                                          =================

           Gross unrealized appreciation..................   $   4,954,882
           Gross unrealized depreciation..................      (1,086,694)
                                                          =================
           Net unrealized appreciation....................   $   3,868,188
                                                          =================

                     Standish, Ayer & Wood Investment Trust
                Standish Small Capitalization Equity Portfolio II

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

(5)      Financial Instruments:

         In general, the following instruments are used for hedging purposes as described below. However, these instruments may also be used to seek to enhance potential gain in circumstances where hedging is not involved. The nature, risks and objectives of these investments are set forth more fully in Parts A and B of the Portfolio Trust's registration statement.

         The Portfolio trades the following financial instruments with off-balance sheet risk:

         Options

         Call and put options give the holder the right to purchase or sell, respectively, a security or currency at a specified price on or before a certain date. The Portfolio may use options to seek to hedge against risks of market exposure and changes in securities prices and foreign currencies, as well as to seek to enhance returns. Writing puts and buying calls tend to increase the Portfolio's exposure to the underlying instrument. Buying puts and writing calls tend to decrease the Portfolio's exposure to the underlying instrument, or hedge other portfolio investments. Options, both held and written by the Portfolio, are reflected in the accompanying Statement of Assets and Liabilities at market value. The underlying face amount at value of any open purchased options is shown in the schedule of investments. This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparties do not perform under the contract's terms.

         Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option written by the Portfolio is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. Realized gains and losses on purchased options are included in realized gains and losses on investment securities, except purchased options on foreign currency which are included in realized gains and losses on foreign currency transactions. The Portfolio, as a writer of an option, has no control over whether the underlying securities may be sold
         (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. The Portfolio entered into no such transactions during the six months ended March 31, 1999.

         Futures contracts

         The Portfolio may enter into financial futures contracts for the delayed sale or delivery of securities or contracts based on financial indices at a fixed price on a future date. Pursuant to margin requirements, the Portfolio deposits either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Portfolio each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments or indices, which may not correlate with changes in value of the hedged investments. Buying futures tends to increase the Portfolio's exposure to the underlying instrument, while selling futures tends to decrease the Portfolio's exposure to the underlying instrument or hedge other portfolio investments. In addition, there is the risk that the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market. Losses may arise if there is an illiquid secondary market or if the counterparties do not perform under the contract's terms. The Portfolio enters into financial futures transactions primarily to seek to manage its exposure to certain markets and to changes in securities prices and foreign currencies. Gains and losses are realized upon the expiration or closing of the futures contracts. The Portfolio had no open financial futures contracts at March 31, 1999.